SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Financing receivable, allowance for credit losses	$ 0	$ 0
Interest income	$ 19,000	$ 13,000